Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Ordinary shares [member]	Preference shares [member]	Reserve [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 89,627	$ 591	$ 2,096	$ (53,299)	$ 39,015
Beginning balance, shares at Dec. 31, 2020	109,833,648
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(1,125)	(1,125)
Share capital issued through exercise of warrants	$ 665				665
Share capital issued through exercise of warrants, shares	6,278,219
Share issue costs	$ (1)				(1)
Exercised warrants	243		(243)
Share-based payments			837		837
Expired warrants
Forfeited/expired options			(98)	98
Ending balance, value at Mar. 31, 2021	$ 90,534	591	2,592	(54,326)	39,391
Ending balance, shares at Mar. 31, 2021	116,111,867
Beginning balance, value at Dec. 31, 2020	$ 89,627	591	2,096	(53,299)	$ 39,015
Beginning balance, shares at Dec. 31, 2020	109,833,648
IfrsStatementLineItems [Line Items]
Share capital issued through exercise of warrants, shares					13,080,314
Ending balance, value at Dec. 31, 2021	$ 93,451	591	4,252	(57,091)	$ 41,203
Ending balance, shares at Dec. 31, 2021	131,204,627
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(390)	(390)
Share capital issued through exercise of warrants	$ 380				380
Share capital issued through exercise of warrants, shares	2,665,404
Share issue costs
Exercised warrants	139		(139)
Share-based payments
Expired warrants
Forfeited/expired options			(62)	62
Value allocated to warrants
Ending balance, value at Mar. 31, 2022	$ 93,970	$ 591	$ 4,051	$ (57,419)	$ 41,193
Ending balance, shares at Mar. 31, 2022	133,870,031